Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Provision Computed at the Federal Statutory Rate to the Provision for Income Taxes
A reconciliation of the provision computed at the federal statutory rate to the provision for income taxes included in the accompanying statements of operations for the Company is as follows.

	For the Years Ended
	December 31, 2023	December 31, 2022
Income tax provision at statutory rate	21%	21%
State income taxes, net of federal benefit	(15)%	7%
Research and development credits	(1)%	1%
Change in valuation allowance	(5)%	(29)%

Effective income tax rate	—%	—%

Schedule of Net Deferred Tax Assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets are presented below (in thousands):

	For the Years Ended
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$6,759	$6,536
Research and development credits	186	231
Research and development costs	465	292
Lease liability	103	145
Other temporary differences	158	159

Total deferred tax assets	7,671	7,363
Valuation allowance	(7,574)	(7,220)

Deferred tax assets recognized	97	143

Deferred tax liabilities:
Right-of-use assets	(97)	(143)

Total deferred tax liabilities	(97)	(143)

Net deferred tax assets	$—	$—

Schedule of Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Positions
A reconciliation of the beginning and ending amount of gross unrecognized tax positions is as follows (in thousands):

	For the Years Ended
	December 31, 2023	December 31, 2022
Unrecognized tax benefits, beginning of year	$115	$53
Additions related to current year tax positions	(17)	62

Net deferred tax assets	$98	$115